Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties
Balances as of December 31, 2025 and 2024 and the profit or loss for the fiscal years ended December 31, 2025, 2024 and 2023, related to transactions generated with related parties are as follows:

	As of December 31, 2025
	Main subsidiaries (1)							Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)	Alianza SGR	Macro Fondos SGFCISA
Assets
Cash and deposits in banks	12,351										12,351
Debt securities at fair value through profit or loss										1,014,244	1,014,244
Derivative financial instruments									1,083,904	529,674	1,613,578
Other financial assets				33,838,187		7,878,487			122,670	10,045,505	51,884,849
Loans and other financing (3)
Documents										401,167	401,167
Overdrafts									7,707	104,329,548	104,337,255
Credit cards								4,603	1,285,881	412,073	1,702,557
Financial leases										356,293	356,293
Personal loans									10		10
Mortgage loans									1,570,727	732,619	2,303,346
Other (4)									2,153,279	48,551,320	50,704,599
Guarantees granted									2,189,125	35,257,131	37,446,256

Total assets	12,351			33,838,187		7,878,487		4,603	8,413,303	201,629,574	251,776,505

Liabilities
Deposits		87,680,884	71,761	7,579	1,720,255	3,541	1,080,725	6,621	39,609,417	72,840,067	203,020,850
Derivative financial instruments									453,857		453,857
Other financial liabilities		208							661,191	4,774,320	5,435,719
Issued corporate bonds		2,906,886		3,709,770		761,312					7,377,968
Subordinated corporate bonds		2,987,246			221,716						3,208,962
Other non-financial liabilities				57,259		139,990				4,003,007	4,200,256

Total liabilities		93,575,224	71,761	3,774,608	1,941,971	904,843	1,080,725	6,621	40,724,465	81,617,394	223,697,612

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of key management personnel.
(3)
The maximum balance of Loans and other financing as of December 31, 2025, for Macro Agro SAU (formerly known as Comercio Interior SAU), Associates, Key management personnel, and Other related parties is 154, 1,723,723, 18,011,761 and 252,262,791, respectively.

(4)	Corresponds to Loans and other financing not mentioned in other sections, primarily Other loans, Foreign trade financing operations, and Loans with government securities.

	As of December 31, 2025
	Main subsidiaries (1)							Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)	Alianza SGR	Macro Fondos SGFCISA
Income / (loss)
Interest income		7,434		152	8,965		747	143,966	1,675,051	25,423,451	27,259,766
Interest expense		(2,623,989)	(334,644)		(1,411,945)		(72,535)	(66,363)	(4,256,256)	(4,925,442)	(13,691,174)
Commissions income		316,447		13,005		2,838	1,638	6,607	1,515	2,099,212	2,441,262
Commissions expense				(207,856)					(387)	(1,188,697)	(1,396,940)
Net gain from measurement of financial instruments at fair value through profit or loss									885,622	547,106	1,432,728
Other operating income			2,872	8,442,391	27,341	2,195,742		5,217	24,834	780	10,699,177
Administrative expense								(10,585,593)	(622)	(4,528,957)	(15,115,172)
Other operating expense										(2,846,570)	(2,846,570)

Total income / (loss)		(2,300,108)	(331,772)	8,247,692	(1,375,639)	2,198,580	(70,150)	(10,496,166)	(1,670,243)	14,580,883	8,783,077

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.

	As of December 31, 2024
	Main subsidiaries (1)					Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)
Assets
Cash and deposits in banks	11,495								11,495
Debt securities at fair value through profit or loss								495,807	495,807
Derivative financial instruments								15,861	15,861
Other financial assets				32,763,580		3,351	124,244	829,310	33,720,485
Loans and other financing (4)
Documents								675,111	675,111
Overdrafts						5,012	774	40,508,804	40,514,590
Credit cards						4,529	1,022,814	365,982	1,393,325
Financial leases					321			47,331	47,652
Personal loans							14,211		14,211
Mortgage loans							1,541,696		1,541,696
Other (5)							3,220,960	29,735,825	32,956,785
Guarantees granted								38,034,798	38,034,798

Total assets	11,495			32,763,580	321	12,892	5,924,699	110,708,829	149,421,816

	As of December 31, 2024
	Main subsidiaries (1)					Associates	Key management personnel (3)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU (2)	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)
Liabilities
Deposits		95,248,777	1,897,817	4,482	7,337,714	416,761	90,748,181	52,182,823	247,836,555
Other financial liabilities						376	629,484	9,365,749	9,995,609
Subordinated corporate bonds		206,883		1,827,467	206,883				2,241,233
Other non-financial liabilities				210,473				4,241,231	4,451,704

Total liabilities		95,455,660	1,897,817	2,042,422	7,544,597	417,137	91,377,665	65,789,803	264,525,101

Income / (loss)
Interest income		111,823			14,380	323,660	2,649,596	18,344,627	21,444,086
Interest expense		(302,194)			(582,098)	(102,647)	(534,977)	(1,937,959)	(3,459,875)
Commissions income		221,703		12,037		4,646	1,306	1,110,460	1,350,152
Commissions expense				(241,020)		(264,677)	(451)	(380,523)	(886,671)
Net loss from measurement of financial instruments at fair value through profit or loss								(867,735)	(867,735)
Other operating income			117	10,550,153	20,656	53,125	112,998	126,764	10,863,813
Administrative expense						(5,632,913)		(4,258,423)	(9,891,336)
Other operating expense								(1,549,794)	(1,549,794)

Total income / (loss)		31,332	117	10,321,170	(547,062)	(5,618,806)	2,228,472	10,587,417	17,002,640

(1)	These transactions are eliminated during the consolidation process.
(2)	It includes the amounts from its subsidiary Macro Fondos SGFCISA.
(3)	Includes close family members of the key management personnel.
(4)
The maximum financing amount for Loans and other financing as of December 31, 2024 for Macro Securities SAU, Macro Agro SAU (formerly known as Comercio Interior SAU), Associates, Key management personnel and Other related parties amounted to 16,397,375, 69,984, 1,186,308, 9,169,722 and 213,289,116, respectively.

(5)	It is related to Loans and other financing not disclosed in other items, mainly Other loans, Financing of foreign exchange transactions and Loans with government securities.

	As of December 31, 2023
	Main subsidiaries (1)					Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SAU	Argenpay SAU	Fintech SGR	Macro Agro SAU (formerly known as Comercio Interior SAU)
Income / (loss)
Interest income		680,433			41,045		5,487,725	16,279,202	22,488,405
Interest expense						(262,557)	(586,160)	(320,804)	(1,169,521)
Commissions income		221,463		164,042		3,409	1,361	1,618,214	2,008,489
Commissions expense				(131,831)			(301)	(290,748)	(422,880)
Other operating income		616,734	92	26,817,614	8,852	1,114	57	176,317	27,620,780
Administrative expense						(2,710,644)	(1,515)	(4,390,457)	(7,102,616)
Other operating expense		(29)					(1,435)	(1,539,667)	(1,541,131)

Total income / (loss)		1,518,601	92	26,849,825	49,897	(2,968,678)	4,899,732	11,532,057	41,881,526

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.

Composition of Board of Directors and Key Management Personnel
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

Composition	12/31/2025	12/31/2024
Board of Directors	24	23
Senior managers of the key management personnel	10	10

Total	34	33